Vessels, subsidiaries and other property, plant and equipment, Other Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Property, Plant and Equipment [Abstract]
Right-of-use assets	$ 5,693	$ 3,626
Other property, plant and equipment	956	1,323
Total other property, plant and equipment	$ 6,649	$ 4,949